Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) from continuing operations	$ (9,116,779)	$ (13,084,038)	$ (4,101,097)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Loss from disposal of discontinued operations	395,914
Share-based compensation			391,625
Provision for doubtful accounts	7,369,797	8,274,526
Changes in operating assets and liabilities:
Accounts receivable and contract assets	327,186	(8,097,742)
Prepayments and other assets	(130,770)	(95,151)	(16,530)
Inventories	1,495,248	6,109,372	(7,795,822)
Accounts payable, accrued expenses and other current liabilities	166,045	712,885	148,540
Contract liabilities	220,644	194,376
Taxes payable	(21,914)	3,190	92,816
Net cash provided by (used in) operating activities from continuing operations	705,371	(5,982,582)	(11,280,468)
Net cash provided by operating activities from discontinued operations	645,869	2,729,242	2,652,097
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,351,240	(3,253,340)	(8,628,371)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations		(1,528,918)	(20,000,000)
Cash received from loan repayments	1,528,918	20,000,000
Prepaid consideration	(56,250,000)
Net cash (used in)provided by investing activities from continuing operations	(54,721,082)	18,471,082	(20,000,000)
Net cash provided by investing activities from discontinued operations			36,140
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(54,721,082)	18,471,082	(19,963,860)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of loans due to related parties	(7,686,152)	(27,513,848)
Proceeds from private placement, net of offering costs	139,339,849		10,017,200
Repayments of unsecured senior notes			(10,000,000)
Amounts due to (from) related parties			9,086,804
Net cash provided by (used in) financing activities from continuing operations	131,653,697	(27,513,848)	9,104,004
Net cash provided by financing activities from discontinued operations			25,677,113
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	131,653,697	(27,513,848)	34,781,117
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(1,272,164)	(436,513)	607,717
NET INCREASE (DECREASE) IN CASH	77,011,691	(12,732,619)	6,796,603
CASH AND CASH EQUIVALENTS – beginning of year	9,192,703	21,925,322	15,128,719
CASH AND CASH EQUIVALENTS – end of year	86,204,394	9,192,703	21,925,322
Less: cash and cash equivalents of discontinued operations at end of period	1,030,377	1,268,235	3,495,335
Cash and cash equivalents of continuing operations, at end of period	85,174,017	7,924,468	18,429,987
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	24,988	17,549	92,816
Cash paid for interest	$ 111,563	$ 336,593	$ 676,894